Condensed Consolidated Statements of Cash Flows	6 Months Ended
Jun. 30, 2024 USD ($)
Cash flows from financing activities
Cash and cash equivalents, at beginning of period	$ 1,383,000
Adagio Medical Inc
Cash flows from operating activities
Net loss	(13,043,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	587,000
Non-cash operating lease expense	83,000
Stock-based compensation	221,000
Provision for inventory impairment	41,000
Amortization of term loan discount	10,000
Loss on disposal of property and equipment	58,000
Change in fair value of convertible notes payable	(3,966,000)
Change in fair value of warrant liabilities	(14,000)
Net change in operating assets and liabilities
Accounts receivable, net	(99,000)
Inventory, net	(788,000)
Prepaid expenses and other current assets	45,000
Accounts payable	1,750,000
Accrued liabilities	386,000
Accrued transaction costs	(299,000)
Other accrued liabilities	1,428,000
Operating lease liabilities	(84,000)
Net cash used in operating activities	(13,684,000)
Cash flows from investing activities
Purchases of property and equipment	(337,000)
Net cash used in investing activities	(337,000)
Cash flows from financing activities
Proceeds from issuance of convertible notes payable	15,500,000
Repayment of non-convertible term loan	(857,000)
Net cash provided by financing activities	14,643,000
Effect of foreign currency translation on cash and cash equivalents	40,000
Net change in cash and cash equivalents	662,000
Cash and cash equivalents, at beginning of period	1,383,000
Cash and cash equivalents, at end of period	2,045,000
Supplemental disclosures of cash flow information:
Cash paid for interest	76,000
Supplemental disclosure of noncash investing and financing activities:
Right-of-use assets obtained in exchange for lease liabilities	(216,000)
Lease liabilities recorded for operating lease right-of-use assets	216,000
Exchange preferred stock for pre-funded warrants	$ 4,332,000